March 7, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 51 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purpose of the Amendment is to register shares of the AmericaFirst Defensive Growth Fund, a new series of the Trust.  This Amendment replaces Post-Effective Amendment No. 48 to the Trust’s Registration Statement, which did not include the EDGAR series and class identifiers for the series included in the Amendment other than the new series.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP

698149.30